United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-4017
(Investment Company Act File Number)

Federated Hermes Equity Funds
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-09-30

Date of Reporting Period: 2025-09-30

Item 1.	Reports to Stockholders

Federated Hermes Prudent Bear Fund

Class A Shares | BEARX

Annual Shareholder Report - September 30, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$252	2.68%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P 500 Inverse Daily Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to provide capital appreciation primarily through short positions in domestically traded equity securities and indices.

Top Contributors to Performance

  Long and short alpha versus the Index had a positive contribution on Fund relative performance.

  Top individual Fund holdings that contributed positively to performance included long positions in Tokyo Metro Co. Ltd., Ambiq Micro, Inc., Oportun Financial Corp., Timee, Inc., and Pfisterer Holding SE.

Top Detractors from Performance

  Top individual Fund holdings that detracted from performance were long positions in SPDR S&P 500 ETF options and Rigaku Holdings.

  Top individual Fund holdings that detracted from performance were short positions in iShares Russell 2000 ETF, SPDR Dow Jones Industrial Average ETF Trust, ARK Fintech Innovation ETF and ARK Innovation ETF.

Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2015 to 9/30/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	S&P 500 Index	S&P 500 Inverse Daily Index
9/30/2015	$9,450	$10,000	$10,000
9/30/2016	$8,122	$11,543	$8,542
9/30/2017	$6,773	$13,691	$7,284
9/30/2018	$5,524	$16,143	$6,281
9/30/2019	$5,237	$16,830	$6,139
9/30/2020	$4,234	$19,380	$4,828
9/30/2021	$3,258	$25,194	$3,649
9/30/2022	$3,635	$21,296	$4,181
9/30/2023	$2,986	$25,900	$3,665
9/30/2024	$2,430	$35,315	$2,950
9/30/2025	$2,147	$41,530	$2,651

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	(16.50%)	(13.68%)	(14.26%)
Class A Shares without sales load	(11.64%)	(12.70%)	(13.77%)
S&P 500 Index	17.60%	16.47%	15.30%
S&P 500 Inverse Daily Index	(10.13%)	(11.30%)	(12.43%)

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$99,334,908
  Number of Investments203
  Portfolio Turnover249%
  Total Advisory Fees Paid$1,182,472

Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(71.6%)
Purchased Put Options	0.1%
Cash Equivalents	8.1%
Common Stocks	10.7%
U.S Treasury Securities	82.1%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Materials	0.5%
Utilities	0.6%
Real Estate	0.7%
Consumer Staples	0.7%
Energy	0.7%
Consumer Discretionary	0.9%
Health Care	1.0%
Industrials	1.0%
Financials	1.1%
Information Technology	1.2%
Broad Equity Index	91.2%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N709

41202-A (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prudent Bear Fund

Class C Shares | PBRCX

Annual Shareholder Report - September 30, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$321	3.42%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P 500 Inverse Daily Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to provide capital appreciation primarily through short positions in domestically traded equity securities and indices.

Top Contributors to Performance

  Long and short alpha versus the Index had a positive contribution on Fund relative performance.

  Top individual Fund holdings that contributed positively to performance included long positions in Tokyo Metro Co. Ltd., Ambiq Micro, Inc., Oportun Financial Corp., Timee, Inc., and Pfisterer Holding SE.

Top Detractors from Performance

  Top individual Fund holdings that detracted from performance were long positions in SPDR S&P 500 ETF options and Rigaku Holdings.

  Top individual Fund holdings that detracted from performance were short positions in iShares Russell 2000 ETF, SPDR Dow Jones Industrial Average ETF Trust, ARK Fintech Innovation ETF and ARK Innovation ETF.

Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2015 to 9/30/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	S&P 500 Index	S&P 500 Inverse Daily Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$8,534	$11,543	$8,542
9/30/2017	$7,069	$13,691	$7,284
9/30/2018	$5,721	$16,143	$6,281
9/30/2019	$5,382	$16,830	$6,139
9/30/2020	$4,319	$19,380	$4,828
9/30/2021	$3,299	$25,194	$3,649
9/30/2022	$3,657	$21,296	$4,181
9/30/2023	$2,980	$25,900	$3,665
9/30/2024	$2,425	$35,315	$2,950
9/30/2025	$2,143	$41,530	$2,651

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	(13.16%)	(13.34%)	(14.28%)
Class C Shares without sales load	(12.37%)	(13.34%)	(14.28%)
S&P 500 Index	17.60%	16.47%	15.30%
S&P 500 Inverse Daily Index	(10.13%)	(11.30%)	(12.43%)

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$99,334,908
  Number of Investments203
  Portfolio Turnover249%
  Total Advisory Fees Paid$1,182,472

Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(71.6%)
Purchased Put Options	0.1%
Cash Equivalents	8.1%
Common Stocks	10.7%
U.S Treasury Securities	82.1%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Materials	0.5%
Utilities	0.6%
Real Estate	0.7%
Consumer Staples	0.7%
Energy	0.7%
Consumer Discretionary	0.9%
Health Care	1.0%
Industrials	1.0%
Financials	1.1%
Information Technology	1.2%
Broad Equity Index	91.2%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N600

41202-B (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Prudent Bear Fund

Institutional Shares | PBRIX

Annual Shareholder Report - September 30, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Prudent Bear Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$226	2.40%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the S&P 500 Inverse Daily Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P 500 Index, which tracks the stock performance of 500 of the largest companies listed on stock exchanges in the U.S. The Fund seeks to provide capital appreciation primarily through short positions in domestically traded equity securities and indices.

Top Contributors to Performance

  Long and short alpha versus the Index had a positive contribution on Fund relative performance.

  Top individual Fund holdings that contributed positively to performance included long positions in Tokyo Metro Co. Ltd., Ambiq Micro, Inc., Oportun Financial Corp., Timee, Inc., and Pfisterer Holding SE.

Top Detractors from Performance

  Top individual Fund holdings that detracted from performance were long positions in SPDR S&P 500 ETF options and Rigaku Holdings.

  Top individual Fund holdings that detracted from performance were short positions in iShares Russell 2000 ETF, SPDR Dow Jones Industrial Average ETF Trust, ARK Fintech Innovation ETF and ARK Innovation ETF.

Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2015 to 9/30/2025

Total Return Based on $10,000 Investment

	Institutional Shares	S&P 500 Index	S&P 500 Inverse Daily Index
9/30/2015	$10,000	$10,000	$10,000
9/30/2016	$8,643	$11,543	$8,542
9/30/2017	$7,230	$13,691	$7,284
9/30/2018	$5,909	$16,143	$6,281
9/30/2019	$5,617	$16,830	$6,139
9/30/2020	$4,552	$19,380	$4,828
9/30/2021	$3,508	$25,194	$3,649
9/30/2022	$3,925	$21,296	$4,181
9/30/2023	$3,232	$25,900	$3,665
9/30/2024	$2,640	$35,315	$2,950
9/30/2025	$2,337	$41,530	$2,651

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	(11.49%)	(12.48%)	(13.53%)
S&P 500 Index	17.60%	16.47%	15.30%
S&P 500 Inverse Daily Index	(10.13%)	(11.30%)	(12.43%)

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$99,334,908
  Number of Investments203
  Portfolio Turnover249%
  Total Advisory Fees Paid$1,182,472

Annual Shareholder Report

Federated Hermes Prudent Bear Fund

Fund Holdings

Top Security Types (% of Net Assets)

Value	Value
Securities Sold Short	(71.6%)
Purchased Put Options	0.1%
Cash Equivalents	8.1%
Common Stocks	10.7%
U.S Treasury Securities	82.1%

Top Sectors (% of Total Securities Sold Short)

Value	Value
Materials	0.5%
Utilities	0.6%
Real Estate	0.7%
Consumer Staples	0.7%
Energy	0.7%
Consumer Discretionary	0.9%
Health Care	1.0%
Industrials	1.0%
Financials	1.1%
Information Technology	1.2%
Broad Equity Index	91.2%

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N501

41202-C (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Clover Small Value Fund

(Effective November 26, 2025, the fund's name will be Federated Hermes MDT Small Cap Value Fund.)

Class A Shares | VSFAX

Annual Shareholder Report - September 30, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to or planned for the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$115	1.13%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

  Security selection in the Real Estate and Utilities sectors had a positive contribution on Fund relative performance.

  An overweight allocation to the Information Technology sector, an underweight allocation to the Health Care sector, and an allocation to cash aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in H&E Equipment Services, Inc., NETGEAR, Inc., and IDACORP, Inc.

Top Detractors from Performance

  Security selection in the Materials, Consumer Discretionary, and Communication Services sectors detracted from Fund relative performance.

  Underweight allocation to the Communication Services sector and an overweight allocation to the Financials sector detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Vestis Corporation, JELD-WEN Holding, Inc., and Ashland Inc.

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2015 to 9/30/2025

Total Return Based on $10,000 Investment

	Class A Shares with sales load	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000® Value Index
9/30/2015	$9,450	$10,000	$10,000	$10,000
9/30/2016	$10,326	$11,496	$11,433	$11,881
9/30/2017	$12,417	$13,647	$13,518	$14,322
9/30/2018	$13,117	$16,046	$14,655	$15,658
9/30/2019	$11,641	$16,514	$13,293	$14,367
9/30/2020	$10,388	$18,992	$11,393	$12,229
9/30/2021	$17,046	$25,045	$18,532	$20,047
9/30/2022	$14,951	$20,630	$15,807	$16,501
9/30/2023	$16,047	$24,852	$18,143	$17,795
9/30/2024	$20,017	$33,598	$22,266	$22,401
9/30/2025	$20,701	$39,447	$23,410	$24,167

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class A Shares with sales load	(2.27%)	13.50%	7.55%
Class A Shares without sales load	3.42%	14.79%	8.16%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.60%	9.22%
Morningstar Small Value Funds Average	5.00%	15.50%	8.87%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$160,082,924
  Number of Investments94
  Portfolio Turnover59%
  Total Advisory Fees Paid$825,491

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Consumer Staples	2.1%
Utilities	5.6%
Energy	5.7%
Materials	5.9%
Health Care	6.5%
Consumer Discretionary	8.2%
Information Technology	10.2%
Real Estate	10.5%
Industrials	14.2%
Financials	28.8%

Material Fund Changes

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

     The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

     Quantitative Modeling Risk will be added as a principal risk.

     Federated MDTA LLC (“MDT”) will become the Fund’s adviser.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172289

41198-A (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Clover Small Value Fund

(Effective November 26, 2025, the fund's name will be Federated Hermes MDT Small Cap Value Fund.)

Class C Shares | VSFCX

Annual Shareholder Report - September 30, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to or planned for the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$194	1.92%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

  Security selection in the Real Estate and Utilities sectors had a positive contribution on Fund relative performance.

  An overweight allocation to the Information Technology sector, an underweight allocation to the Health Care sector, and an allocation to cash aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in H&E Equipment Services, Inc., NETGEAR, Inc., and IDACORP, Inc.

Top Detractors from Performance

  Security selection in the Materials, Consumer Discretionary, and Communication Services sectors detracted from Fund relative performance.

  Underweight allocation to the Communication Services sector and an overweight allocation to the Financials sector detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Vestis Corporation, JELD-WEN Holding, Inc., and Ashland Inc.

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2015 to 9/30/2025

Total Return Based on $10,000 Investment

	Class C Shares with sales load	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000® Value Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,847	$11,496	$11,433	$11,881
9/30/2017	$12,945	$13,647	$13,518	$14,322
9/30/2018	$13,569	$16,046	$14,655	$15,658
9/30/2019	$11,949	$16,514	$13,293	$14,367
9/30/2020	$10,584	$18,992	$11,393	$12,229
9/30/2021	$17,238	$25,045	$18,532	$20,047
9/30/2022	$14,998	$20,630	$15,807	$16,501
9/30/2023	$15,973	$24,852	$18,143	$17,795
9/30/2024	$19,924	$33,598	$22,266	$22,401
9/30/2025	$20,605	$39,447	$23,410	$24,167

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class C Shares with sales load	1.65%	13.89%	7.50%
Class C Shares without sales load	2.58%	13.89%	7.50%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.60%	9.22%
Morningstar Small Value Funds Average	5.00%	15.50%	8.87%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$160,082,924
  Number of Investments94
  Portfolio Turnover59%
  Total Advisory Fees Paid$825,491

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Consumer Staples	2.1%
Utilities	5.6%
Energy	5.7%
Materials	5.9%
Health Care	6.5%
Consumer Discretionary	8.2%
Information Technology	10.2%
Real Estate	10.5%
Industrials	14.2%
Financials	28.8%

Material Fund Changes

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

     The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

     Quantitative Modeling Risk will be added as a principal risk.

     Federated MDTA LLC (“MDT”) will become the Fund’s adviser.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172271

41198-B (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Clover Small Value Fund

(Effective November 26, 2025, the fund's name will be Federated Hermes MDT Small Cap Value Fund.)

Class R Shares | VSFRX

Annual Shareholder Report - September 30, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to or planned for the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$124	1.22%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

  Security selection in the Real Estate and Utilities sectors had a positive contribution on Fund relative performance.

  An overweight allocation to the Information Technology sector, an underweight allocation to the Health Care sector, and an allocation to cash aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in H&E Equipment Services, Inc., NETGEAR, Inc., and IDACORP, Inc.

Top Detractors from Performance

  Security selection in the Materials, Consumer Discretionary, and Communication Services sectors detracted from Fund relative performance.

  Underweight allocation to the Communication Services sector and an overweight allocation to the Financials sector detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Vestis Corporation, JELD-WEN Holding, Inc., and Ashland Inc.

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2015 to 9/30/2025

Total Return Based on $10,000 Investment

	Class R Shares	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000® Value Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,923	$11,496	$11,433	$11,881
9/30/2017	$13,131	$13,647	$13,518	$14,322
9/30/2018	$13,864	$16,046	$14,655	$15,658
9/30/2019	$12,301	$16,514	$13,293	$14,367
9/30/2020	$10,975	$18,992	$11,393	$12,229
9/30/2021	$18,012	$25,045	$18,532	$20,047
9/30/2022	$15,785	$20,630	$15,807	$16,501
9/30/2023	$16,927	$24,852	$18,143	$17,795
9/30/2024	$21,088	$33,598	$22,266	$22,401
9/30/2025	$21,790	$39,447	$23,410	$24,167

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R Shares	3.33%	14.70%	8.10%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.60%	9.22%
Morningstar Small Value Funds Average	5.00%	15.50%	8.87%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$160,082,924
  Number of Investments94
  Portfolio Turnover59%
  Total Advisory Fees Paid$825,491

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Consumer Staples	2.1%
Utilities	5.6%
Energy	5.7%
Materials	5.9%
Health Care	6.5%
Consumer Discretionary	8.2%
Information Technology	10.2%
Real Estate	10.5%
Industrials	14.2%
Financials	28.8%

Material Fund Changes

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

     The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

     Quantitative Modeling Risk will be added as a principal risk.

     Federated MDTA LLC (“MDT”) will become the Fund’s adviser.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172172

41198-C (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Clover Small Value Fund

(Effective November 26, 2025, the fund's name will be Federated Hermes MDT Small Cap Value Fund.)

Class R6 Shares | VSFSX

Annual Shareholder Report - September 30, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to or planned for the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$83	0.81%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

  Security selection in the Real Estate and Utilities sectors had a positive contribution on Fund relative performance.

  An overweight allocation to the Information Technology sector, an underweight allocation to the Health Care sector, and an allocation to cash aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in H&E Equipment Services, Inc., NETGEAR, Inc., and IDACORP, Inc.

Top Detractors from Performance

  Security selection in the Materials, Consumer Discretionary, and Communication Services sectors detracted from Fund relative performance.

  Underweight allocation to the Communication Services sector and an overweight allocation to the Financials sector detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Vestis Corporation, JELD-WEN Holding, Inc., and Ashland Inc.

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2015 to 9/30/2025

Total Return Based on $10,000 Investment

	Class R6 Shares	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000® Value Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,932	$11,496	$11,433	$11,881
9/30/2017	$13,187	$13,647	$13,518	$14,322
9/30/2018	$13,975	$16,046	$14,655	$15,658
9/30/2019	$12,438	$16,514	$13,293	$14,367
9/30/2020	$11,136	$18,992	$11,393	$12,229
9/30/2021	$18,334	$25,045	$18,532	$20,047
9/30/2022	$16,134	$20,630	$15,807	$16,501
9/30/2023	$17,372	$24,852	$18,143	$17,795
9/30/2024	$21,736	$33,598	$22,266	$22,401
9/30/2025	$22,547	$39,447	$23,410	$24,167

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Class R6 SharesFootnote Reference*	3.73%	15.15%	8.47%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.60%	9.22%
Morningstar Small Value Funds Average	5.00%	15.50%	8.87%
Footnote	Description
Footnote*	The Fund’s Class R6 Shares commenced operations on March 29, 2016. For the period prior to the commencement of operations of Class R6 Shares, the performance information shown is for the Fund’s Class A Shares. Additionally, the performance information shown above has been adjusted to reflect the absence of sales charges applicable to Class A Shares.

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$160,082,924
  Number of Investments94
  Portfolio Turnover59%
  Total Advisory Fees Paid$825,491

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Consumer Staples	2.1%
Utilities	5.6%
Energy	5.7%
Materials	5.9%
Health Care	6.5%
Consumer Discretionary	8.2%
Information Technology	10.2%
Real Estate	10.5%
Industrials	14.2%
Financials	28.8%

Material Fund Changes

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

     The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

     Quantitative Modeling Risk will be added as a principal risk.

     Federated MDTA LLC (“MDT”) will become the Fund’s adviser.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 31421N808

41198-E (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Federated Hermes Clover Small Value Fund

(Effective November 26, 2025, the fund's name will be Federated Hermes MDT Small Cap Value Fund.)

Institutional Shares | VSFIX

Annual Shareholder Report - September 30, 2025

A Portfolio of Federated Hermes Equity Funds

This annual shareholder report contains important information about the Federated Hermes Clover Small Value Fund (the "Fund") for the period of October 1, 2024 to September 30, 2025. You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.

This report describes changes made to or planned for the Fund since the beginning of the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$90	0.88%

Management's Discussion of Fund Performance

The following discussion compares the performance of the Fund to the Russell 2000 Value Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the Russell 3000 Index, which represents approximately 96% of investable U.S. equities by market capitalization. The Fund seeks to provide capital appreciation by investing primarily in common stocks and other equity securities of U.S. companies with small market capitalizations.

Top Contributors to Performance

  Security selection in the Real Estate and Utilities sectors had a positive contribution on Fund relative performance.

  An overweight allocation to the Information Technology sector, an underweight allocation to the Health Care sector, and an allocation to cash aided performance.

  Top individual Fund holdings that contributed positively to performance included overweight positions in H&E Equipment Services, Inc., NETGEAR, Inc., and IDACORP, Inc.

Top Detractors from Performance

  Security selection in the Materials, Consumer Discretionary, and Communication Services sectors detracted from Fund relative performance.

  Underweight allocation to the Communication Services sector and an overweight allocation to the Financials sector detracted from performance.

  Top individual Fund holdings that detracted from performance were overweight positions in Vestis Corporation, JELD-WEN Holding, Inc., and Ashland Inc.

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Performance

Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Cumulative Performance: 9/30/2015 to 9/30/2025

Total Return Based on $10,000 Investment

	Institutional Shares	Russell 3000® Index	Morningstar Small Value Funds Average	Russell 2000® Value Index
9/30/2015	$10,000	$10,000	$10,000	$10,000
9/30/2016	$10,954	$11,496	$11,433	$11,881
9/30/2017	$13,206	$13,647	$13,518	$14,322
9/30/2018	$13,982	$16,046	$14,655	$15,658
9/30/2019	$12,437	$16,514	$13,293	$14,367
9/30/2020	$11,122	$18,992	$11,393	$12,229
9/30/2021	$18,311	$25,045	$18,532	$20,047
9/30/2022	$16,096	$20,630	$15,807	$16,501
9/30/2023	$17,326	$24,852	$18,143	$17,795
9/30/2024	$21,662	$33,598	$22,266	$22,401
9/30/2025	$22,457	$39,447	$23,410	$24,167

Average Annual Total Returns

Fund/Index	1 Year	5 Years	10 Years
Institutional Shares	3.67%	15.09%	8.43%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.60%	9.22%
Morningstar Small Value Funds Average	5.00%	15.50%	8.87%

Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.

Key Fund Statistics

  Net Assets$160,082,924
  Number of Investments94
  Portfolio Turnover59%
  Total Advisory Fees Paid$825,491

Annual Shareholder Report

Federated Hermes Clover Small Value Fund

Fund Holdings

Top Sectors (% of Total Net Assets)

Value	Value
Consumer Staples	2.1%
Utilities	5.6%
Energy	5.7%
Materials	5.9%
Health Care	6.5%
Consumer Discretionary	8.2%
Information Technology	10.2%
Real Estate	10.5%
Industrials	14.2%
Financials	28.8%

Material Fund Changes

The following is a summary of material changes made to or planned for the Fund since the beginning of the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.

      Effective July 18, 2025, Eric Triplett, CFA, no longer serves as a portfolio manager of the Fund.

The following changes are effective November 26, 2025:

     Stephen Gutch no longer serves as a portfolio manager of the Fund.

     Daniel J. Mahr, John Paul Lewicke, Damien Zhang and Frederick Konopka will serve as the Fund’s portfolio management team.

     The Fund will change its name to Federated Hermes MDT Small Cap Value Fund.

     The Fund’s non-fundamental 80% investment policy will change to the following: Under normal circumstances, the Fund will invest its assets so that at least 80% of its net assets (plus any borrowings for investment purposes) are invested in small-cap value investments.

     The portfolio management team will apply MDT’s quantitative model driven by fundamental and technical stock selection variables to the Fund’s small cap value strategy.

     Quantitative Modeling Risk will be added as a principal risk.

     Federated MDTA LLC (“MDT”) will become the Fund’s adviser.

Additional Information about the Fund

Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:

• prospectus • financial information • holdings • proxy voting information

CUSIP 314172263

41198-D (11/25)

Federated Securities Corp., Distributor

FederatedHermes.com/us

       © 2025 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $360,185

Fiscal year ended 2024 – $341,495

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $28,653 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $135,279

Fiscal year ended 2024 - $224,402

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
September 30, 2025

Share Class | Ticker	A | VSFAX	C | VSFCX	R | VSFRX	Institutional | VSFIX	R6 | VSFSX

Federated Hermes Clover Small Value Fund
(Effective November 26, 2025, the fund’s name will be Federated Hermes MDT Small Cap Value Fund.)

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
September 30, 2025
Shares			Value
		COMMON STOCKS—97.7%
		Consumer Discretionary—8.2%
51,404		Academy Sports and Outdoors, Inc.	$ 2,571,228
9,176	[1]	Asbury Automotive Group, Inc.	2,243,073
24,690		Bath & Body Works, Inc.	636,014
19,139		Meritage Homes Corp.	1,386,238
7,456	[1]	Ollie’s Bargain Outlet Holdings, Inc.	957,350
93,952	[1]	PENN Entertaintment, Inc.	1,809,516
12,432		Signet Jewelers Ltd.	1,192,478
47,476		The Wendy’s Co.	434,880
55,425	[1]	Tri Pointe Homes, Inc.	1,882,787
		TOTAL	13,113,564
		Consumer Staples—2.1%
17,446		PriceSmart, Inc.	2,114,281
21,060		Universal Corp.	1,176,622
		TOTAL	3,290,903
		Energy—5.7%
61,479		Antero Midstream Corp.	1,195,152
20,022		Civitas Resources, Inc.	650,715
37,771	[1]	CNX Resources Corp.	1,213,204
14,681		Core Natural Resources, Inc.	1,225,570
71,024		Magnolia Oil & Gas Corp.	1,695,343
20,021		Northern Oil and Gas, Inc.	496,521
50,006		PBF Energy, Inc.	1,508,681
19,668		Scorpio Tankers, Inc.	1,102,391
		TOTAL	9,087,577
		Financials—28.8%
117,806	[2]	AGNC Investment Corp.	1,153,321
12,300		Axis Capital Holdings Ltd.	1,178,340
77,268		Cadence Bank	2,900,641
41,011		CNO Financial Group, Inc.	1,621,985
36,988		Columbia Banking Systems, Inc.	952,071
70,518		First Commonwealth Financial Corp.	1,202,332
248,041		FNB Corp. (PA)	3,995,941
23,363		Jackson Financial, Inc.	2,365,036
24,224		Kemper Corp.	1,248,747
109,797		OceanFirst Financial Corp.	1,929,133
180,721		Old National Bancorp	3,966,826
7,302		Pennymac Financial Services, Inc.	904,572
17,425		Prosperity Bancshares, Inc.	1,156,149
46,627		Radian Group, Inc.	1,688,830
130,937		Rithm Capital Corp.	1,491,372
35,972		South State Corp.	3,556,552
25,145		Stifel Financial Corp.	2,853,203
34,422		UMB Financial Corp.	4,073,844
363,232		Valley National Bancorp	3,850,259
30,494		Wintrust Financial Corp.	4,038,625
		TOTAL	46,127,779
		Health Care—6.5%
103,150	[1]	ADMA Biologics, Inc.	1,512,179
101,431	[1]	Arcutis Biotherapeutics, Inc.	1,911,974
Annual Financial Statements and Additional Information
1

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
25,611	[1,2]	Beam Therapeutics, Inc.	$ 621,579
15,121	[1,2]	CRISPR Therapeutics AG	979,992
15,200	[1]	Cytokinetics, Inc.	835,392
35,488	[1,2]	Establishment Labs Holdings, Inc.	1,454,653
5,879	[1]	Haemonetics Corp.	286,543
14,541	[1]	Halozyme Therapeutics, Inc.	1,066,437
41,073	[1]	Harmony Biosciences Holdings, Inc.	1,131,972
15,868	[1]	Vaxcyte, Inc.	571,565
		TOTAL	10,372,286
		Industrials—14.2%
28,558		Enerpac Tool Group Corp.	1,170,878
10,407		EnPro, Inc.	2,351,982
19,765		Federal Signal Corp.	2,351,837
14,372	[1]	Fluor Corp.	604,630
112,464	[1]	Gates Industrial Corp. PLC	2,791,357
18,010	[1]	Gibraltar Industries, Inc.	1,131,028
11,747		Herc Holdings, Inc.	1,370,405
46,317		Hub Group, Inc.	1,595,158
11,008		MOOG, Inc., Class A	2,286,031
8,408		Powell Industries, Inc.	2,562,843
38,833		REV Group, Inc.	2,200,666
193,995	[1]	Sun Country Airlines Holdings, Inc.	2,291,081
		TOTAL	22,707,896
		Information Technology—10.2%
28,921		Avnet, Inc.	1,511,990
34,865	[1]	Cleanspark, Inc.	505,542
27,945		Crane NXT Co.	1,874,271
89,518	[1]	Daktronics, Inc.	1,872,717
21,559	[1]	Diodes, Inc.	1,147,154
26,010	[1]	ePlus, Inc.	1,846,970
22,950	[1,2]	Hut 8 Mining Corp.	798,889
38,369	[1]	I3 Verticals, Inc.	1,245,458
42,955	[1]	Ichor Holdings Ltd.	752,572
44,747	[1]	LiveRamp Holdings, Inc.	1,214,434
22,528	[1]	Netgear, Inc.	729,682
71,375	[1]	NetScout Systems, Inc.	1,843,616
117,396	[1]	Yext, Inc.	1,000,214
		TOTAL	16,343,509
		Materials—5.9%
63,640		Alcoa Corp.	2,093,119
13,871		Ashland, Inc.	664,560
35,641		Avient Corp.	1,174,371
31,507		Commercial Metals Corp.	1,804,721
259,575	[1,3]	Ferroglobe Representation & Warranty Insurance Trust	0
113,740		HudBay Minerals, Inc.	1,724,298
26,625	[1]	Knife River Corp.	2,046,664
		TOTAL	9,507,733
		Real Estate—10.5%
75,554		Cousins Properties, Inc.	2,186,533
149,681	[1]	Cushman & Wakefield PLC	2,382,921
26,554		EPR Properties	1,540,398
55,615		Independence Realty Trust, Inc.	911,530
Annual Financial Statements and Additional Information
2

Shares			Value
		COMMON STOCKS—continued
		Real Estate—continued
131,804		Kite Realty Group Trust	$ 2,939,229
113,537		Macerich Co. (The)	2,066,373
85,679	[2]	NetSTREIT Corp.	1,547,363
169,413		Park Hotels & Resorts, Inc.	1,877,096
40,111		STAG Industrial, Inc.	1,415,517
		TOTAL	16,866,960
		Utilities—5.6%
33,612		Idacorp, Inc.	4,441,826
59,220		Northwestern Energy Group, Inc.	3,470,884
14,028		Southwest Gas Holdings, Inc.	1,098,954
		TOTAL	9,011,664
		TOTAL COMMON STOCKS (IDENTIFIED COST $128,478,401)	156,429,871
		INVESTMENT COMPANY—5.5%
8,749,162		Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[4] (IDENTIFIED COST $8,749,162)	8,749,162
		TOTAL INVESTMENT IN SECURITIES—103.2% (IDENTIFIED COST $137,227,563)[5]	165,179,033
		OTHER ASSETS AND LIABILITIES - NET—(3.2)%[6]	(5,096,109)
		NET ASSETS—100%	$160,082,924
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares*
Value as of 9/30/2024	$6,862,211
Purchases at Cost	$86,495,099
Proceeds from Sales	$(84,608,148)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2025	$8,749,162
Shares Held as of 9/30/2025	8,749,162
Dividend Income	$291,117

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Adviser acting through its Valuation Committee.

4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $138,334,792.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information
3

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$142,870,869	$—	$0	$142,870,869
International	13,559,002	—	—	13,559,002
Investment Company	8,749,162	—	—	8,749,162
TOTAL SECURITIES	$165,179,033	$—	$0	$165,179,033
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
4

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.00	$22.30	$22.63	$28.03	$17.10
Income From Investment Operations:
Net investment income (loss)[1]	0.25	0.27	0.26	0.16	0.10
Net realized and unrealized gain (loss)	0.68	5.14	1.48	(3.23)	10.86
Total From Investment Operations	0.93	5.41	1.74	(3.07)	10.96
Less Distributions:
Distributions from net investment income	(0.25)	(0.28)	(0.04)	(0.08)	(0.03)
Distributions from net realized gain	(2.34)	(0.43)	(2.03)	(2.25)	—
Total Distributions	(2.59)	(0.71)	(2.07)	(2.33)	(0.03)
Net Asset Value, End of Period	$25.34	$27.00	$22.30	$22.63	$28.03
Total Return[2]	3.42%	24.74%	7.33%	(12.29)%	64.10%
Ratios to Average Net Assets:
Net expenses[3]	1.13%	1.13%	1.13%	1.13%	1.23%
Net investment income	1.00%	1.10%	1.09%	0.62%	0.38%
Expense waiver/reimbursement[4]	0.39%	0.34%	0.32%	0.33%	0.30%
Supplemental Data:
Net assets, end of period (000 omitted)	$53,305	$57,842	$55,009	$58,331	$70,636
Portfolio turnover[5]	59%	76%	92%	94%	86%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
5

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$24.04	$19.93	$20.53	$25.75	$15.81
Income From Investment Operations:
Net investment income (loss)[1]	0.05	0.07	0.06	(0.04)	(0.09)
Net realized and unrealized gain (loss)	0.61	4.58	1.37	(2.93)	10.03
Total From Investment Operations	0.66	4.65	1.43	(2.97)	9.94
Less Distributions:
Distributions from net investment income	(0.08)	(0.11)	—	—	—
Distributions from net realized gain	(2.34)	(0.43)	(2.03)	(2.25)	—
Total Distributions	(2.42)	(0.54)	(2.03)	(2.25)	—
Net Asset Value, End of Period	$22.28	$24.04	$19.93	$20.53	$25.75
Total Return[2]	2.58%	23.79%	6.50%	(13.00)%	62.87%
Ratios to Average Net Assets:
Net expenses[3]	1.92%	1.91%	1.92%	1.92%	2.00%
Net investment income (loss)	0.21%	0.33%	0.31%	(0.16)%	(0.40)%
Expense waiver/reimbursement[4]	0.35%	0.32%	0.30%	0.31%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,950	$6,032	$6,253	$6,498	$8,074
Portfolio turnover[5]	59%	76%	92%	94%	86%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
6

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$26.27	$21.73	$22.10	$27.44	$16.74
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.24	0.23	0.14	0.09
Net realized and unrealized gain (loss)	0.67	4.99	1.45	(3.15)	10.64
Total From Investment Operations	0.89	5.23	1.68	(3.01)	10.73
Less Distributions:
Distributions from net investment income	(0.23)	(0.26)	(0.02)	(0.08)	(0.03)
Distributions from net realized gain	(2.34)	(0.43)	(2.03)	(2.25)	—
Total Distributions	(2.57)	(0.69)	(2.05)	(2.33)	(0.03)
Net Asset Value, End of Period	$24.59	$26.27	$21.73	$22.10	$27.44
Total Return[2]	3.33%	24.58%	7.23%	(12.36)%	64.12%
Ratios to Average Net Assets:
Net expenses[3]	1.22%	1.22%	1.22%	1.22%	1.25%
Net investment income	0.90%	1.02%	1.01%	0.53%	0.38%
Expense waiver/reimbursement[4]	0.54%	0.49%	0.46%	0.46%	0.51%
Supplemental Data:
Net assets, end of period (000 omitted)	$12,401	$13,548	$12,179	$11,898	$14,260
Portfolio turnover[5]	59%	76%	92%	94%	86%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
7

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.08	$22.37	$22.69	$28.11	$17.13
Income From Investment Operations:
Net investment income (loss)[1]	0.31	0.33	0.32	0.23	0.16
Net realized and unrealized gain (loss)	0.69	5.15	1.49	(3.24)	10.89
Total From Investment Operations	1.00	5.48	1.81	(3.01)	11.05
Less Distributions:
Distributions from net investment income	(0.32)	(0.34)	(0.10)	(0.16)	(0.07)
Distributions from net realized gain	(2.34)	(0.43)	(2.03)	(2.25)	—
Total Distributions	(2.66)	(0.77)	(2.13)	(2.41)	(0.07)
Net Asset Value, End of Period	$25.42	$27.08	$22.37	$22.69	$28.11
Total Return[2]	3.67%	25.03%	7.64%	(12.10)%	64.63%
Ratios to Average Net Assets:
Net expenses[3]	0.88%	0.88%	0.88%	0.88%	0.96%
Net investment income	1.25%	1.36%	1.36%	0.89%	0.64%
Expense waiver/reimbursement[4]	0.38%	0.35%	0.33%	0.33%	0.31%
Supplemental Data:
Net assets, end of period (000 omitted)	$78,573	$96,974	$105,927	$88,206	$97,317
Portfolio turnover[5]	59%	76%	92%	94%	86%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
8

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.12	$22.40	$22.72	$28.13	$17.15
Income From Investment Operations:
Net investment income (loss)[1]	0.33	0.35	0.35	0.24	0.18
Net realized and unrealized gain (loss)	0.68	5.16	1.47	(3.23)	10.89
Total From Investment Operations	1.01	5.51	1.82	(2.99)	11.07
Less Distributions:
Distributions from net investment income	(0.33)	(0.36)	(0.11)	(0.17)	(0.09)
Distributions from net realized gain	(2.34)	(0.43)	(2.03)	(2.25)	—
Total Distributions	(2.67)	(0.79)	(2.14)	(2.42)	(0.09)
Net Asset Value, End of Period	$25.46	$27.12	$22.40	$22.72	$28.13
Total Return[2]	3.73%	25.12%	7.67%	(12.00)%	64.64%
Ratios to Average Net Assets:
Net expenses[3]	0.81%	0.81%	0.81%	0.81%	0.91%
Net investment income	1.33%	1.42%	1.51%	0.91%	0.70%
Expense waiver/reimbursement[4]	0.35%	0.32%	0.30%	0.30%	0.28%
Supplemental Data:
Net assets, end of period (000 omitted)	$10,854	$10,485	$8,744	$5,200	$6,924
Portfolio turnover[5]	59%	76%	92%	94%	86%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
9

Statement of Assets and Liabilities
September 30, 2025

Assets:
Investment in securities, at value including $5,017,750 of securities loaned and $8,749,162 of investments in affiliated holdings* (identified cost $137,227,563, including $8,749,162 of identified cost in affiliated holdings)	$165,179,033
Income receivable	200,610
Income receivable from affiliated holdings	11,939
Receivable for shares sold	80,982
Total Assets	165,472,564
Liabilities:
Payable for shares redeemed	85,046
Payable for collateral due to broker for securities lending (Note 2)	5,159,422
Payable for investment adviser fee (Note 5)	2,075
Payable for administrative fee (Note 5)	339
Payable for distribution services fee (Note 5)	6,687
Payable for other service fees (Notes 2 and 5)	10,541
Accrued expenses (Note 5)	125,530
Total Liabilities	5,389,640
Net assets for 6,347,738 shares outstanding	$160,082,924
Net Assets Consist of:
Paid-in capital	$128,315,969
Total distributable earnings (loss)	31,766,955
Net Assets	$160,082,924
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($53,305,072 ÷ 2,103,785 shares outstanding), no par value, unlimited shares authorized	$25.34
Offering price per share (100/94.50 of $25.34)	$26.81
Redemption proceeds per share	$25.34
Class C Shares:
Net asset value per share ($4,950,273 ÷ 222,154 shares outstanding), no par value, unlimited shares authorized	$22.28
Offering price per share	$22.28
Redemption proceeds per share (99.00/100 of $22.28)	$22.06
Class R Shares:
Net asset value per share ($12,400,705 ÷ 504,281 shares outstanding), no par value, unlimited shares authorized	$24.59
Offering price per share	$24.59
Redemption proceeds per share	$24.59
Institutional Shares:
Net asset value per share ($78,572,966 ÷ 3,091,287 shares outstanding), no par value, unlimited shares authorized	$25.42
Offering price per share	$25.42
Redemption proceeds per share	$25.42
Class R6 Shares:
Net asset value per share ($10,853,908 ÷ 426,231 shares outstanding), no par value, unlimited shares authorized	$25.46
Offering price per share	$25.46
Redemption proceeds per share	$25.46

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
10

Statement of Operations
Year Ended September 30, 2025

Investment Income:
Dividends (including $187,429 received from affiliated holdings* and net of foreign taxes withheld of $209)	$3,526,917
Net income on securities loaned (includes $103,688 earned from affiliated holdings related to cash collateral balances) (Note 2)	9,212
TOTAL INCOME	3,536,129
Expenses:
Investment adviser fee (Note 5)	1,408,005
Administrative fee (Note 5)	129,854
Custodian fees	17,404
Transfer agent fees (Note 2)	222,466
Directors’/Trustees’ fees (Note 5)	1,815
Auditing fees	40,314
Legal fees	13,162
Portfolio accounting fees	103,343
Distribution services fee (Note 5)	99,535
Other service fees (Notes 2 and 5)	146,141
Share registration costs	78,432
Printing and postage	49,948
Miscellaneous (Note 5)	27,492
TOTAL EXPENSES	2,337,911
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	(582,514)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(68,532)
TOTAL WAIVERS AND REIMBURSEMENTS	(651,046)
Net expenses	1,686,865
Net investment income	1,849,264
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	5,725,644
Net change in unrealized appreciation of investments	(2,335,655)
Net realized and unrealized gain (loss) on investments	3,389,989
Change in net assets resulting from operations	$5,239,253

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
11

Statement of Changes in Net Assets

Year Ended September 30	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,849,264	$2,251,941
Net realized gain (loss)	5,725,644	13,182,821
Net change in unrealized appreciation/depreciation	(2,335,655)	25,528,665
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,239,253	40,963,427
Distributions to Shareholders:
Class A Shares	(5,499,147)	(1,601,594)
Class C Shares	(597,616)	(167,582)
Class R Shares	(1,204,597)	(389,091)
Institutional Shares	(9,222,580)	(3,543,561)
Class R6 Shares	(1,048,016)	(323,180)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(17,571,956)	(6,025,008)
Share Transactions:
Proceeds from sale of shares	18,704,676	22,883,658
Net asset value of shares issued to shareholders in payment of distributions declared	16,877,570	5,815,873
Cost of shares redeemed	(48,047,509)	(66,869,353)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,465,263)	(38,169,822)
Change in net assets	(24,797,966)	(3,231,403)
Net Assets:
Beginning of period	184,880,890	188,112,293
End of period	$160,082,924	$184,880,890
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information
12

Notes to Financial Statements
September 30, 2025
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Clover Small Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
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Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
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Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
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Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
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Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
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For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
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The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
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With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
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Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
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Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waivers and reimbursements of $651,046 is disclosed in various locations in this Note 2 and Note 5.
Transfer Agent Fees
For the year ended September 30, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$75,597	$(18,239)
Class C Shares	7,727	—
Class R Shares	16,076	(4,337)
Institutional Shares	119,018	(27,950)
Class R6 Shares	4,048	—
TOTAL	$222,466	$(50,526)
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$132,999
Class C Shares	13,142
TOTAL	$146,141
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal period end, resulting from changes in the exchange rate.
Securities Lending
The Fund participates in a securities lending program providing for the lending of equity securities to qualified brokers. The term of the loans within the program is one year or less. The Fund receives cash collateral for securities loaned, which generally is invested in an affiliated money market fund. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund’s securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings from collateral invested in affiliated holdings as presented parenthetically on the Statement of Operations do not reflect fees and rebates and are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program and the Fund, according to agreed-upon rates. The Fund will not have the right to vote on securities while they are on loan. However, the Fund will attempt to terminate a loan in an effort to reacquire the securities in time to vote on matters that are deemed to be material by the Adviser. There can be no assurance that the Fund will have sufficient notice of such matters to be able to terminate the loan in time to vote thereon.
Securities lending transactions are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
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As of September 30, 2025, securities subject to this type of arrangement and related collateral were as follows:
Fair Value of Securities Loaned	Collateral Received
$5,017,750	$5,159,422
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 9/30/2025		Year Ended 9/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	126,591	$3,098,023	153,645	$3,738,640
Shares issued to shareholders in payment of distributions declared	210,600	5,410,394	66,838	1,576,272
Shares redeemed	(375,684)	(9,128,617)	(544,620)	(12,899,035)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(38,493)	$(620,200)	(324,137)	$(7,584,123)
	Year Ended 9/30/2025		Year Ended 9/30/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	25,069	$558,014	25,031	$539,808
Shares issued to shareholders in payment of distributions declared	25,283	573,788	7,711	160,801
Shares redeemed	(79,115)	(1,705,808)	(95,535)	(2,079,857)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(28,763)	$(574,006)	(62,793)	$(1,379,248)
	Year Ended 9/30/2025		Year Ended 9/30/2024
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	116,269	$2,677,426	107,205	$2,511,596
Shares issued to shareholders in payment of distributions declared	48,277	1,204,597	16,950	389,091
Shares redeemed	(175,912)	(4,331,440)	(168,986)	(4,025,620)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	(11,366)	$(449,417)	(44,831)	$(1,124,933)
	Year Ended 9/30/2025		Year Ended 9/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	371,792	$9,106,289	516,894	$12,507,272
Shares issued to shareholders in payment of distributions declared	339,198	8,732,916	143,445	3,398,500
Shares redeemed	(1,200,976)	(29,678,330)	(1,814,736)	(43,822,956)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(489,986)	$(11,839,125)	(1,154,397)	$(27,917,184)
	Year Ended 9/30/2025		Year Ended 9/30/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	131,664	$3,264,924	146,808	$3,586,342
Shares issued to shareholders in payment of distributions declared	37,083	955,875	12,265	291,209
Shares redeemed	(129,081)	(3,203,314)	(162,838)	(4,041,885)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	39,666	$1,017,485	(3,765)	$(164,334)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(528,942)	$(12,465,263)	(1,589,923)	$(38,169,822)
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4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2025 and 2024, was as follows:
	2025	2024
Ordinary income[1]	$3,869,488	$2,538,006
Long-term capital gains	$13,702,468	$3,487,002

1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of September 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$1,277,107
Net unrealized appreciation	$26,844,241
Undistributed long-term capital gains	$3,645,607
TOTAL	$31,766,955
At September 30, 2025, the cost of investments for federal tax purposes was $138,334,792. The net unrealized appreciation of investments for federal tax purposes was $26,844,241. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $31,081,222 and unrealized depreciation from investments for those securities having an excess of cost over value of $4,236,981. The difference between book-basis and tax-basis net unrealized appreciation is attributable to differing treatments for the deferral of losses on wash sales and passive foreign investment company adjustments.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.85% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended September 30, 2025, the Adviser voluntarily waived $577,514 of its fee and voluntarily reimbursed $50,526 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2025, the Adviser reimbursed $5,000.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2025, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$39,514	$—
Class R Shares	60,021	(18,006)
TOTAL	$99,535	$(18,006)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2025, FSC retained $15,086 of fees paid by the Fund. For the year ended September 30, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2025, FSC retained $706 in sales charges from the sale of Class A Shares. FSC also retained $379 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended September 30, 2025, FSSC received $11,185 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2025, total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.14%, 1.96%, 1.23%, 0.89% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2026; or (b) the date of the Fund’s next effective Prospectus. Prior to December 1, 2025, the Fee Limit for the Fund’s Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares was 1.13%, 1.95%, 1.22%, 0.88% and 0.81%, respectively. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2025, were as follows:
Purchases	$95,758,503
Sales	$123,048,422
7. CONCENTRATION OF RISK
The Fund may invest a portion of its assets in securities of companies that are deemed by the Fund’s management to be classified in similar business sectors. Economic developments may have an effect on the liquidity and volatility of the portfolio securities.
A substantial part of the Fund’s portfolio may be comprised of entities in the financials sector. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest,
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on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2025, the Fund had no outstanding loans. During the year ended September 30, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2025, there were no outstanding loans. During the year ended September 30, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. SUBSEQUENT EVENT
On August 15th, the Board approved the name change of the Fund from Federated Hermes Clover Small Value Fund to Federated Hermes MDT Small Value Fund. The name change is effective November 26, 2025. Also, effective November 26, 2025, the Fund will change it’s Adviser from Federated Equity Management Company of Pennsylvania to Federated MDTA LLC.
13. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended September 30, 2025, 84.6% of total ordinary income (including short-term capital gain) distributions made by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.
Of the ordinary income distributions made by the Fund during the year ended September 30, 2025, 83.9% qualify for the dividend received deduction available to corporate shareholders.
For the year ended September 30, 2025, 4.0% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
For the year ended September 30, 2025, the amount of long-term capital gains designated by the Fund was $13,702,468.
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Report of Independent Registered Public Accounting Firm
To the SHAREHOLDERS of FEDERATED HERMES CLOVER SMALL VALUE Fund and the BOARD of TRUSTEES OF FEDERATED HERMES EQUITY FundS:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Clover Small Value Fund (the Fund), a portfolio of Federated Hermes Equity Funds, including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and transfer agent of the underlying fund. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 21, 2025
Annual Financial Statements and Additional Information
20

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Clover Small Value Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information
21

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information
22

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
For the periods ended December 31, 2024, the Fund’s performance fell below the Performance Peer Group median for the three-year period, and was above the Performance Peer Group median for the one-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
Annual Financial Statements and Additional Information
23

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a
Annual Financial Statements and Additional Information
24

whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information
25

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Clover Small Value Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
CUSIP 31421N808
41198 (11/25)
© 2025 Federated Hermes, Inc.

Annual Financial Statements
and Additional Information
September 30, 2025

Share Class | Ticker	A | BEARX	C | PBRCX	Institutional | PBRIX

Federated Hermes Prudent Bear Fund

A Portfolio of Federated Hermes Equity Funds

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
September 30, 2025
Shares, Principal Amount or Contracts			Value
		U.S. TREASURIES—82.1%
	[1]	U.S. Treasury Bills—82.1%
$32,000,000		United States Treasury Bill, 3.812%, 1/20/2026	$ 31,623,066
50,000,000	[2]	United States Treasury Bill, 4.035%, 10/9/2025	49,955,085
		TOTAL U.S. TREASURIES (IDENTIFIED COST $81,579,000)	81,578,151
		COMMON STOCKS—10.7%
		Communication Services—0.5%
600		Alphabet, Inc., Class A	145,860
6,000	[3]	Criteo S.A., ADR	135,600
10,000	[3]	DoubleVerify Holdings, Inc.	119,800
2,500	[3]	Match Group Holdings II LLC	88,300
		TOTAL	489,560
		Consumer Discretionary—1.0%
1,000	[3]	Airbnb, Inc.	121,420
3,000	[3]	Chipotle Mexican Grill, Inc.	117,570
8,000	[3]	Cirsa Enterprises S.A.	145,748
4,000	[3]	DraftKings, Inc.	149,600
20,000	[3]	HBX Group International PLC	169,597
3,000		JD.com, Inc., ADR	104,940
10,000	[3]	KinderCare Learning Cos., Inc.	66,400
8,000	[3]	Savers Value Village, Inc.	106,000
		TOTAL	981,275
		Consumer Staples—0.3%
29,356	[3]	Hain Celestial Group, Inc.	46,382
1,000		Kimberly-Clark Corp.	124,340
1,000		Philip Morris International, Inc.	162,200
		TOTAL	332,922
		Energy—0.4%
4,000		Civitas Resources, Inc.	130,000
1,400		ConocoPhillips	132,426
8,000	[3]	Infinity Natural Resources, Inc.	104,880
		TOTAL	367,306
		Financials—1.9%
300		American Express Co.	99,648
4,603	[3]	American Integrity Insurance Group, Inc.	102,693
150		BlackRock, Inc.	174,880
300		Cboe Global Markets, Inc.	73,575
1,400		Citizens Financial Group, Inc.	74,424
1,800	[3]	Fiserv, Inc.	232,074
200		Goldman Sachs Group, Inc.	159,270
600		JPMorgan Chase & Co.	189,258
600		M&T Bank Corp.	118,572
3,750		Neptune Insurance Holdings, Inc., Class A	75,000
10,000	[3]	Oportun Financial Corp.	61,700
3,000	[3]	PayPal Holdings, Inc.	201,180
1,200		State Street Corp.	139,212
500		The Hartford Insurance Group, Inc.	66,695
500		Visa, Inc., Class A	170,690
		TOTAL	1,938,871
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Health Care—2.4%
600		AbbVie, Inc.	$ 138,924
1,396	[3]	AbCellera Biologics, Inc.	7,022
2,800	[3]	BioMarin Pharmaceutical, Inc.	151,648
2,600		Bristol-Myers Squibb Co.	117,260
3,000	[3]	CG Oncology, Inc.	120,840
3,500		Concentra Group Holdings Parent, Inc.	73,255
4,000	[3]	Dynavax Technologies Corp.	39,720
130		Eli Lilly & Co.	99,190
800	[3]	Illumina, Inc.	75,976
4,000	[3]	Inmode Ltd.	59,600
650	[3]	IQVIA Holdings, Inc.	123,461
6,000	[3]	Kyverna Therapeutics, Inc.	36,000
4,000	[3]	LB Pharmaceuticals, Inc.	63,160
4,400	[3]	Legend Biotech Corp., ADR	143,484
1,200		Merck & Co., Inc.	100,716
1,000	[3]	Neurocrine Biosciences, Inc.	140,380
16,000	[3]	Relay Therapeutics, Inc.	83,520
3,500		Royalty Pharma PLC	123,480
3,000	[3]	Schrodinger, Inc.	60,180
8,000		Simulations Plus, Inc.	120,560
95,000	[3]	Sophia Genetics S.A.	452,200
2,000	[3]	Structure Therapeutics, Inc., ADR	56,000
		TOTAL	2,386,576
		Industrials—0.9%
25,000	[3]	Astroscale Holdings, Inc.	112,603
400		Lockheed Martin Corp.	199,684
5,800	[3]	Lyft, Inc.	127,658
5,000	[3]	Sun Country Airlines Holdings, Inc.	59,050
10,000	[3]	Timee, Inc.	99,788
1,700	[3]	Uber Technologies, Inc.	166,549
1,100		Vertiv Holdings Co.	165,946
		TOTAL	931,278
		Information Technology—2.2%
400	[3]	Adobe, Inc.	141,100
10,000	[3]	Arteris, Inc.	101,000
5,600	[3]	Innoscripta SE	773,570
500		Micron Technology, Inc.	83,660
8,000	[3]	Pattern Group, Inc.	109,600
15,000	[3]	Qualco Group S.A.	96,858
500		Qualcomm, Inc.	83,180
16,000	[3]	Rigaku Holdings Corp.	97,061
80,000	[3]	Silvaco Group, Inc.	432,800
14,000	[3]	SimilarWeb Ltd.	130,200
10,000	[3]	UiPath, Inc.	133,800
		TOTAL	2,182,829
		Materials—0.2%
800		Aptargroup, Inc.	106,928
15,000	[3]	Lithium Royalty Corp.	66,394
		TOTAL	173,322
		Real Estate—0.6%
600		American Tower Corp.	115,392
4,000		Americold Realty Trust, Inc.	48,960
Annual Financial Statements and Additional Information

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Real Estate—continued
1,700	Crown Castle, Inc.	$ 164,033
6,000	Host Hotels & Resorts, Inc.	102,120
500	Public Storage	144,425
	TOTAL	574,930
	Utilities—0.3%
1,000	Duke Energy Corp.	123,750
1,000	National Fuel Gas Co.	92,370
3,000	UGI Corp.	99,780
	TOTAL	315,900
	TOTAL COMMON STOCKS (IDENTIFIED COST $11,239,258)	10,674,769
	PURCHASED PUT OPTIONS—0.1%
200	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $13,323,600, Exercise Price $635, Expiration Date 10/17/2025	29,000
300	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $19,985,400, Exercise Price $640, Expiration Date 10/10/2025	25,050
400	SPDR S&P 500 ETF Trust (PUT-Option), Notional Amount $26,647,200, Exercise Price $650, Expiration Date 10/3/2025	19,400
	TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $109,266)	73,450
	INVESTMENT COMPANY—8.1%
8,029,553	Federated Hermes Government Obligations Fund, Premier Shares, 4.06%[4] (IDENTIFIED COST $8,029,553)	8,029,553
	TOTAL INVESTMENT IN SECURITIES—101.0% (IDENTIFIED COST $100,957,077)[5]	100,355,923
	OTHER ASSETS AND LIABILITIES - NET—(1.0)%[6]	(1,021,015)
	NET ASSETS—100%	$99,334,908
SECURITIES SOLD SHORT—(71.6)%
Shares			Value
		Broad Equity Index—(62.5)%
2,000		ARK Fintech Innovation ETF	$ 113,840
600		Invesco QQQ Trust Series 1	360,222
3,000		iShares Russell 2000 ETF	725,880
90,200		S&P Depositary Receipts Trust	60,089,436
1,600		SPDR Dow Jones Industrial Average ETF Trust	741,984
		TOTAL	62,031,362
		Communication Services—(0.4)%
750	[3]	AST SpaceMobile, Inc.	36,810
200		Communication Services Select Sector SPDR	23,674
800	[3]	GCI Liberty, Inc.	30,044
280	[3]	Live Nation Entertainment, Inc.	45,752
320	[3]	Madison Square Garden Sports Corp.	72,640
600		Omnicom Group, Inc.	48,918
220	[3]	Take-Two Interactive Software, Inc.	56,839
620	[3]	Trade Desk, Inc./The	30,386
1,080		Verizon Communications, Inc.	47,466
3,000	[3]	ZoomInfo Technologies, Inc.	32,730
		TOTAL	425,259
		Consumer Discretionary—(0.9)%
1,300	[3]	Amer Sports, Inc.	45,175
800		Choice Hotels International, Inc.	85,528
100		Consumer Discretionary Select Sector SPDR Fund	23,964
250		Dick’s Sporting Goods, Inc.	55,555
850		Genuine Parts Co.	117,810
Annual Financial Statements and Additional Information

Shares			Value
		Consumer Discretionary—continued
700		Hyatt Hotels Corp.	$ 99,351
2,600		LKQ Corp.	79,404
2,900	[3]	Millrose Properties, Inc.	97,469
12,900		Newell Brands, Inc.	67,596
1,290		Restaurant Brands International, Inc.	82,741
500	[3]	SharkNinja, Inc.	51,575
2,600	[3]	Valvoline, Inc.	93,366
		TOTAL	899,534
		Consumer Staples—(0.7)%
1,200		Bunge Global S.A.	97,500
3,000		Consumer Staples Select Sector SPDR Fund	235,110
1,450		McCormick & Co., Inc.	97,019
1,400		Mondelez International, Inc.	87,458
4,300		Reynolds Consumer Products, Inc.	105,221
1,500		The Coca-Cola Co.	99,480
		TOTAL	721,788
		Energy—(0.8)%
730		Diamondback Energy, Inc.	104,463
800		DT Midstream, Inc.	90,448
2,700		Energy Select Sector SPDR Fund	241,218
3,200		Kinder Morgan, Inc.	90,592
2,600		Viper Energy, Inc.	99,372
1,700		Williams Cos., Inc.	107,695
		TOTAL	733,788
		Financials—(1.1)%
10,000		AGNC Investment Corp.	97,900
3,000		Ally Financial, Inc.	117,600
4,800		Blue Owl Capital, Inc.	81,264
700		Brown & Brown	65,653
5,000		KeyCorp	93,450
1,200		Ryan Specialty Group Holdings, Inc.	67,632
800		South State Corp.	79,096
6,200		Starwood Property Trust, Inc.	120,094
1,700		TPG, Inc.	97,665
18,000		UWM Holdings Corp.	109,620
50		White Mountains Insurance Group, Inc.	83,576
300		Willis Towers Watson PLC	103,635
		TOTAL	1,117,185
		Health Care—(1.1)%
3,000	[3]	Acadia Healthcare Co., Inc.	74,280
400		Becton Dickinson & Co.	74,868
1,700		Bruker Corp.	55,233
900	[3]	Cooper Cos., Inc.	61,704
5,000	[3]	Elanco Animal Health, Inc.	100,700
1,000		GE HealthCare Technologies, Inc.	75,100
1,500		Health Care Select Sector SPDR Fund	208,755
120	[3]	Regeneron Pharmaceuticals, Inc.	67,472
700		Revvity, Inc.	61,355
1,200		SPDR S&P Biotech ETF	120,240
3,000	[3]	Summit Therapeutics, Inc.	61,980
170		Thermo Fisher Scientific, Inc.	82,454
		TOTAL	1,044,141
		Industrials—(1.1)%
600		3M Co.	93,108
1,200		Aaon, Inc.	112,128
Annual Financial Statements and Additional Information

Shares			Value
		Industrials—continued
500	[3]	Boeing Co.	$ 107,915
300		Cummins, Inc.	126,711
1,500	[3]	Everus Construction Group, Inc.	128,625
500	[3]	FTI Consulting, Inc.	80,825
1,100		Ingersoll-Rand, Inc.	90,882
500		Nordson Corp.	113,475
800		Simpson Manufacturing Co., Inc.	133,968
1,700	[3]	Trex Co., Inc.	87,839
		TOTAL	1,075,476
		Information Technology—(1.2)%
220		Accenture PLC	54,252
260		Analog Devices, Inc.	63,882
1,130		Bentley Systems, Inc.	58,172
2,500	[3]	CCC Intelligent Solutions Holdings, Inc.	22,775
310		CDW Corp.	49,377
550	[3]	Coherent Corp.	59,246
920		Crane NXT Co.	61,704
480		Dell Technologies, Inc.	68,050
1,000	[3]	Dynatrace Holdings LLC	48,450
500		Entegris, Inc.	46,230
150	[3]	First Solar, Inc.	33,080
1,200		Hewlett Packard Enterprise Co.	29,472
1,500		HP, Inc.	40,845
2,800	[3]	Ingram Micro Holding Corp.	60,172
600		MKS, Inc.	74,262
120		Roper Technologies, Inc.	59,843
100	[3]	Synopsys, Inc.	49,339
270		TD SYNNEX Corp.	44,213
500		Technology Select Sector SPDR Fund	140,930
80	[3]	Teledyne Technologies, Inc.	46,883
700	[3]	Trimble, Inc.	57,155
380		Universal Display Corp.	54,579
		TOTAL	1,222,911
		Materials—(0.5)%
290		Air Products & Chemicals, Inc.	79,089
3,000		Dow, Inc.	68,790
3,900		Graphic Packaging Holding Co.	76,323
150		Martin Marietta Materials	94,542
1,500		Materials Select Sector SPDR Fund	134,430
1,800		Smurfit WestRock PLC	76,626
		TOTAL	529,800
		Real Estate—(0.7)%
2,800		Cousins Properties, Inc.	81,032
310		Essex Property Trust, Inc.	82,975
7,500		Real Estate Select Sector SPDR Fund	315,975
2,300		Rexford Industrial Realty, Inc.	94,553
500		Welltower, Inc.	89,070
		TOTAL	663,605
		Utilities—(0.6)%
1,000		Alliant Energy Corp.	67,410
1,700		CenterPoint Energy, Inc.	65,960
250		Constellation Energy Corp.	82,267
1,100		Dominion Energy, Inc.	67,287
1,500		Essential Utilities, Inc.	59,850
700		Sempra Energy	62,986
Annual Financial Statements and Additional Information

Shares		Value
	Utilities—continued
2,500	Utilities Select Sector SPDR Fund	$ 218,025
	TOTAL	623,785
	Total Securities Sold Short (PROCEEDS $32,943,293)	$71,088,634
At September 30, 2025, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
Short Futures:
S&P 500 E-Mini Short Futures	95	$32,009,063	December 2025	$(426,108)
Net Unrealized Depreciation on Futures Contracts and on the Value of Securities Sold Short is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended September 30, 2025, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 9/30/2024	$20,167,456
Purchases at Cost	$338,200,908
Proceeds from Sales	$(350,338,811)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 9/30/2025	$8,029,553
Shares Held as of 9/30/2025	8,029,553
Dividend Income	$1,331,437

1	Discount rate(s) at time of purchase.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures and securities sold short contracts.
3	Non-income-producing security.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $101,735,879.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Financial Statements and Additional Information

The following is a summary of the inputs used, as of September 30, 2025, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$81,578,151	$—	$81,578,151
Equity Securities:
Common Stocks
Domestic	7,900,624	—	—	7,900,624
International	1,278,920	1,495,225	—	2,774,145
Purchased Put Options	73,450	—	—	73,450
Investment Company	8,029,553	—	—	8,029,553
TOTAL SECURITIES	$17,282,547	$83,073,376	$—	$100,355,923
Other Financial Instruments:
Liabilities
Securities Sold Short	$(71,088,634)	$—	$—	$(71,088,634)
Futures Contracts	(426,108)	—	—	(426,108)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(71,514,742)	$—	$—	$(71,514,742)

The following acronym(s) are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor’s Depositary Receipt
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.12	$7.13	$8.68	$7.79	$10.11
Income From Investment Operations:
Net investment income (loss)[1]	0.19	0.30	0.31	(0.09)	(0.23)
Net realized and unrealized gain (loss)	(0.74)	(1.54)	(1.86)	0.98	(2.09)
Total From Investment Operations	(0.55)	(1.24)	(1.55)	0.89	(2.32)
Less Distributions:
Distributions from net investment income	(0.46)	(0.77)	—	—	—
Net Asset Value, End of Period	$4.11	$5.12	$7.13	$8.68	$7.79
Total Return[2]	(11.64)%	(18.63)%	(17.86)%	11.42%	(22.95)%
Ratios to Average Net Assets:
Net expenses[3]	2.68%	2.60%	2.67%	2.65%	3.02%
Net expenses excluding dividends and other expenses related to short sales	1.78%	1.78%	1.77%	1.78%	1.78%
Net investment income (loss)	4.15%	5.12%	4.11%	(1.16)%	(2.68)%
Expense waiver/reimbursement[4]	0.24%	0.10%	0.03%	0.04%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$29,341	$36,415	$62,984	$77,378	$40,185
Portfolio turnover[5]	249%	140%	137%	201%	148%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$4.27	$6.08	$7.46	$6.74	$8.81
Income From Investment Operations:
Net investment income (loss)[1]	0.13	0.21	0.22	(0.12)	(0.25)
Net realized and unrealized gain (loss)	(0.61)	(1.29)	(1.60)	0.84	(1.82)
Total From Investment Operations	(0.48)	(1.08)	(1.38)	0.72	(2.07)
Less Distributions:
Distributions from net investment income	(0.43)	(0.73)	—	—	—
Net Asset Value, End of Period	$3.36	$4.27	$6.08	$7.46	$6.74
Total Return[2]	(12.37)%	(19.19)%	(18.50)%	10.68%	(23.50)%
Ratios to Average Net Assets:
Net expenses[3]	3.42%	3.35%	3.45%	3.42%	3.77%
Net expenses excluding dividends and other expenses related to short sales	2.53%	2.53%	2.52%	2.53%	2.53%
Net investment income (loss)	3.41%	4.37%	3.36%	(1.89)%	(3.44)%
Expense waiver/reimbursement[4]	0.24%	0.10%	0.03%	0.04%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$8,714	$11,788	$16,981	$17,104	$8,018
Portfolio turnover[5]	249%	140%	137%	201%	148%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$5.32	$7.37	$8.95	$8.02	$10.38
Income From Investment Operations:
Net investment income (loss)[1]	0.22	0.34	0.34	(0.06)	(0.21)
Net realized and unrealized gain (loss)	(0.78)	(1.60)	(1.92)	0.99	(2.15)
Total From Investment Operations	(0.56)	(1.26)	(1.58)	0.93	(2.36)
Less Distributions:
Distributions from net investment income	(0.48)	(0.79)	—	—	—
Net Asset Value, End of Period	$4.28	$5.32	$7.37	$8.95	$8.02
Total Return[2]	(11.49)%	(18.31)%	(17.65)%	11.60%	(22.74)%
Ratios to Average Net Assets:
Net expenses[3]	2.40%	2.24%	2.43%	2.42%	2.69%
Net expenses excluding dividends and other expenses related to short sales	1.53%	1.53%	1.52%	1.53%	1.53%
Net investment income (loss)	4.45%	5.48%	4.37%	(0.76)%	(2.38)%
Expense waiver/reimbursement[4]	0.24%	0.10%	0.03%	0.03%	0.11%
Supplemental Data:
Net assets, end of period (000 omitted)	$61,280	$104,027	$362,247	$406,207	$116,071
Portfolio turnover[5]	249%	140%	137%	201%	148%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

5	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
September 30, 2025

Assets:
Investment in securities, at value including $8,029,553 of investments in affiliated holdings* (identified cost $100,957,077, including $8,029,553 of identified cost in affiliated holdings)	$100,355,923
Deposit at broker for short sales	71,096,786
Income receivable	11,513
Income receivable from affiliated holdings	115,641
Interest receivable on short positions	61,995
Receivable for investments sold	145,380
Receivable for shares sold	1,625,416
Total Assets	173,412,654
Liabilities:
Securities sold short, at value (proceeds $32,943,293)	71,088,634
Dividends payable on short positions	184,601
Payable for investments purchased	470,255
Payable for shares redeemed	1,860,250
Foreign currency payable to bank (identified cost $21,460)	21,458
Payable to bank	171,000
Payable for variation margin on futures contracts	119,921
Payable for investment adviser fee (Note 5)	2,506
Payable for administrative fee (Note 5)	212
Payable for distribution services fee (Note 5)	5,405
Payable for other service fees (Notes 2 and 5)	10,524
Accrued expenses (Note 5)	142,980
Total Liabilities	74,077,746
Net assets for 24,053,165 shares outstanding	$99,334,908
Net Assets Consist of:
Paid-in capital	$1,217,348,680
Total distributable earnings (loss)	(1,118,013,772)
Net Assets	$99,334,908
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($29,340,804 ÷ 7,136,792 shares outstanding), no par value, unlimited shares authorized	$4.11
Offering price per share (100/94.50 of $4.11)	$4.35
Redemption proceeds per share	$4.11
Class C Shares:
Net asset value per share ($8,714,450 ÷ 2,593,802 shares outstanding), no par value, unlimited shares authorized	$3.36
Offering price per share	$3.36
Redemption proceeds per share (99.00/100 of $3.36)	$3.33
Institutional Shares:
Net asset value per share ($61,279,654 ÷ 14,322,571 shares outstanding), no par value, unlimited shares authorized	$4.28
Offering price per share	$4.28
Redemption proceeds per share	$4.28

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended September 30, 2025

Investment Income:
Interest and rebate	$6,513,704
Dividends (including $1,331,437 received from affiliated holdings* and net of foreign taxes withheld of $524)	1,481,589
TOTAL INCOME	7,995,293
Expenses:
Investment adviser fee (Note 5)	1,459,650
Administrative fee (Note 5)	93,396
Custodian fees	70,024
Transfer agent fees	175,268
Directors’/Trustees’ fees (Note 5)	1,612
Auditing fees	44,271
Legal fees	13,375
Portfolio accounting fees	74,895
Distribution services fee (Note 5)	76,027
Other service fees (Notes 2 and 5)	104,317
Share registration costs	61,132
Printing and postage	50,935
Miscellaneous (Note 5)	25,576
Expenses related to short positions	1,023,479
TOTAL EXPENSES	3,273,957
Waiver/reimbursement of investment adviser fee (Note 5)	(277,178)
Net expenses	2,996,779
Net investment income	4,998,514
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, Futures Contracts and Short Sales:
Net realized gain on investments	971,446
Net realized loss on foreign currency transactions	(12,654)
Net realized loss on futures contracts	(6,033,154)
Net realized loss on short sales	(20,293,496)
Net change in unrealized depreciation of investments	41,122
Net change in unrealized appreciation of translation of assets and liabilities in foreign currency	(652)
Net change in unrealized depreciation of futures contracts	898,905
Net change in unrealized depreciation of securities sold short	3,228,136
Net realized and unrealized gain (loss) on investments, foreign currency transactions, futures contracts and short sales	(21,200,347)
Change in net assets resulting from operations	$(16,201,833)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended September 30	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,998,514	$10,525,729
Net realized gain (loss)	(25,367,858)	(41,256,311)
Net change in unrealized appreciation/depreciation	4,167,511	(13,045,833)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(16,201,833)	(43,776,415)
Distributions to Shareholders:
Class A Shares	(2,871,775)	(6,384,663)
Class C Shares	(1,080,704)	(2,034,326)
Institutional Shares	(6,216,984)	(14,389,390)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,169,463)	(22,808,379)
Share Transactions:
Proceeds from sale of shares	153,442,216	169,701,338
Net asset value of shares issued to shareholders in payment of distributions declared	10,078,793	22,639,352
Cost of shares redeemed	(190,044,100)	(415,738,538)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(26,523,091)	(223,397,848)
Change in net assets	(52,894,387)	(289,982,642)
Net Assets:
Beginning of period	152,229,295	442,211,937
End of period	$99,334,908	$152,229,295
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
September 30, 2025
1. ORGANIZATION
Federated Hermes Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of eight portfolios. The financial statements included herein are only those of Federated Hermes Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Equity Management Company of Pennsylvania (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
The Adviser has also adopted procedures requiring an investment to be priced at its fair value whenever the Valuation Committee determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Adviser has adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Valuation Committee will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Adviser. The Trustees periodically review fair valuations made in response to significant events.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income and capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver/reimbursement of $277,178 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Class C Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees.
For the year ended September 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$78,974
Class C Shares	25,343
TOTAL	$104,317
Annual Financial Statements and Additional Information

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and to manage market and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $41,850,894. This is based on amounts held as of each month-end throughout the fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.
Option Contracts
The Fund buys or sells put and call options to seek to increase returns and to manage individual security, market and sector/asset class risks. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period-end are listed in the Fund’s Portfolio of Investments.
The average market value of purchased put and call options held by the Fund throughout the period was $163,213 and $8,781, respectively. This is based on amounts held as of each month-end throughout the fiscal period.
Annual Financial Statements and Additional Information

Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the year ended September 30, 2025, the net realized gain (loss) and the net change in unrealized appreciation/(depreciation) on short sales was $(20,293,496) and $3,228,136, respectively.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts		$—	Payable for variation margin on futures contracts	$426,108*
Equity contracts	Purchased options, within Investment in securities, at value	73,450		—
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$73,450		$426,108

*
Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Year Ended September 30, 2025
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Equity contracts	$(6,033,154)	$(3,045,031)	$(9,078,185)

1	The net realized loss on Purchased Options Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Equity contracts	$898,905	$72,853	$971,758

1	The net change in unrealized appreciation of Purchased Options Contracts is found within the Net change in unrealized depreciation of investments on the Statement of Operations.
Annual Financial Statements and Additional Information

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 9/30/2025		Year Ended 9/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	4,271,389	$20,104,968	3,070,320	$17,788,780
Shares issued to shareholders in payment of distributions declared	612,826	2,794,487	1,076,084	6,241,286
Shares redeemed	(4,857,266)	(22,977,951)	(5,871,962)	(34,153,237)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	26,949	$(78,496)	(1,725,558)	$(10,123,171)
	Year Ended 9/30/2025		Year Ended 9/30/2024
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	286,544	$1,095,425	380,477	$1,991,510
Shares issued to shareholders in payment of distributions declared	288,185	1,080,694	418,586	2,034,326
Shares redeemed	(743,531)	(2,909,414)	(831,296)	(4,045,758)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(168,802)	$(733,295)	(32,233)	$(19,922)
	Year Ended 9/30/2025		Year Ended 9/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	26,536,361	$132,241,823	24,462,651	$149,921,048
Shares issued to shareholders in payment of distributions declared	1,308,779	6,203,612	2,389,973	14,363,740
Shares redeemed	(33,082,623)	(164,156,735)	(56,443,485)	(377,539,543)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,237,483)	$(25,711,300)	(29,590,861)	$(213,254,755)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(5,379,336)	$(26,523,091)	(31,348,652)	$(223,397,848)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2025 and 2024, was as follows:
	2025	2024
Ordinary income	$10,169,463	$22,808,379
As of September 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$5,418,301
Net unrealized depreciation	$(39,525,297)
Capital loss carryforwards	$(1,083,906,644)
Other temporary differences	$(132)
TOTAL	$(1,118,013,772)
At September 30, 2025, the cost of investments for federal tax purposes was $101,735,879. The net unrealized depreciation of all investments, including securities sold short for federal tax purposes was $39,525,297. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $774,014 and unrealized depreciation from investments for those securities having an excess of cost over value of $40,299,311. The amounts presented are inclusive of derivative contracts. The difference between book-basis and tax-basis net unrealized depreciation is attributable to differing treatments for the deferral of losses on wash sales, mark to market of futures contracts and passive foreign investment company adjustments.
As of September 30, 2025, the Fund had a capital loss carryforward of $1,083,906,644 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
Annual Financial Statements and Additional Information

The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$819,400,450	$264,506,194	$1,083,906,644
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended September 30, 2025, the Adviser voluntarily waived $255,553 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the year ended September 30, 2025, the Adviser reimbursed $21,625.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2025, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2025, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$76,027
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended September 30, 2025, FSC retained $5,713 of fees paid by the Fund.
For the year ended September 30, 2025, the Fund’s Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended September 30, 2025, FSC retained $4,335 in sales charges from the sale of Class A Shares. FSC also retained $766 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the year ended September 30, 2025, FSSC received $8,037 of the other service fees disclosed in Note 2.
Annual Financial Statements and Additional Information

Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.78%, 2.53% and 1.53% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2026 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2025, were as follows:
Purchases	$33,434,841
Sales	$39,008,665
7. CONCENTRATION OF RISK
A substantial portion of the Fund’s portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2025, the Fund had no outstanding loans. During the year ended September 30, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2025, there were no outstanding loans. During the year ended September 30, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
Annual Financial Statements and Additional Information

11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended September 30, 2025, 88.3% of total ordinary income distributions qualified as business interest income for purposes of 163(j) and the regulations thereunder.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the SHAREHOLDERS OF FEDERATED HERMES PRUDENT BEAR FUND AND THE BOARD OF TRUSTEES OF FEDERATED HERMES EQUITY FUNDS:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Prudent Bear Fund (the Fund), a portfolio of Federated Hermes Equity Funds, including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, transfer agent of the underlying fund and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 21, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Prudent Bear Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Equity Management Company of Pennsylvania (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information compiled by Federated Hermes regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the Expense Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
Annual Financial Statements and Additional Information

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Annual Financial Statements and Additional Information

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Prudent Bear Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N709
CUSIP 31421N600
CUSIP 31421N501
41202 (11/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Clover Small Value Fund: Not Applicable.

Federated Hermes Prudent Bear Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Clover Small Value Fund: Not Applicable.

Federated Hermes Prudent Bear Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Clover Small Value Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Federated Hermes Prudent Bear Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Clover Small Value Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Federated Hermes Prudent Bear Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Equity Funds

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  November 21, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2025